Taxes on Income	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Taxes on Income
Note 19 - Taxes on Income

A.        Regional Taxation

Israeli taxation

Presented hereunder are the tax rates relevant to the Company in the years 2018-2020:
2018 – 23%, 2019 – 23% and 2020 – 23%.

On January 4, 2016 the Knesset plenum passed the Law for the Amendment of the Income Tax Ordinance (Amendment 216) - 2016, by which, inter alia, the corporate tax rate would be reduced by 1.5% to a rate of 25% as from January 1, 2016.

Furthermore, on December 22, 2016 the Knesset plenum passed the Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in the Years 2017 and 2018) – 2016, by which, inter alia, the corporate tax rate would be reduced from 25% to 23% in two steps. The first step will be to a rate of 24% as from January 2017 and the second step will be to a rate of 23% as from January 2018.

As a result of the reduction in the tax rate, the deferred tax balances as at December 31, 2019 and 2020 were calculated according to the new tax rates specified in the Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in the Years 2017 and 2018), at the tax rate expected to apply on the date of reversal.

Luxembourg taxation

Corporate Income Tax rate is 29.22%. Minimum tax payments are made based on the entity’s total assets and are considered as a conditional advance tax payment on corporate income tax due in future tax periods.

Italian taxation

As a rule, corporate income tax (named IRES from 2004) is payable by all resident companies on income from any source, whether earned in Italy or abroad, at the rate of 24%.

Both resident and non-resident companies are subject to regional income tax (IRAP), but only on income arising in Italy at the rate from 0% (for a short period of couple of years) to 4.82%, depending on the Region.

Spanish taxation

As a rule, corporate income tax is payable by all resident companies on income from any source, whether earned in Spain or abroad at the rate of 25%.

The Netherlands taxation

The Dutch corporate income tax rate was 20% on the first EUR 200,000 of taxable profits, and 25% on taxable profits exceeding that amount. The tax authorities announced at the end of 2020 the following: In 2020, the Dutch corporate income tax rate will be 16.5% on the first EUR 200,000 of taxable profits, and 25% on taxable profits exceeding that amount. In 2021, the Dutch corporate income tax rate will be 15% on the first EUR 245,000 of taxable profits, and 25% on taxable profits exceeding that amount. In 2022, the Dutch corporate income tax rate will be 15% on the first EUR 395,000 of taxable profits, and 25% on taxable profits exceeding that amount.

Dutch tax laws provide for an Energy Investment Allowance (“EIA”) – a tax advantage for companies in the Netherlands that invest in energy-efficient technology that meet the Energy List requirements, allowing a deduction of 58% in 2017 and 45.5% from 2021 of the investment costs from the corporate income, on top of the usual depreciation. The right to the EIA is declared with the tax return, provided the investment is timely reported to the Dutch Enterprise Agency.

B.        Composition of income tax benefit (taxes on income):

	For the year ended December 31
	2020	2019	2018
	€ in thousands
Current tax income (expense)
Current year	(119)	(741)	(438)
Adjustments for prior years, net	(4)	(14)	26
	(123)	(755)	(412)
Deferred tax income
Creation and reversal of temporary differences	248	1,042	197

Tax benefit (taxes on income)	125	287	(215)

C.        Reconciliation between the theoretical tax on the pre-tax profit and the tax expense:

	2020	2019	2018
	€ in thousands

Profit (loss) before taxes on income	(6,293)	9,497	819
Primary tax rate of the Company	23%	23%	23%
Tax calculated according to the Company’s primary tax rate	1,447	(2,184)	(188)

Additional tax (tax saving) in respect of:
Different tax rate of foreign subsidiaries	(576)	(11)	45
Neutralization of tax calculated in respect of the Company’s share in profits of equity accounted investees	351	710	585
Changes in deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past	483	3,681	-
Change in temporary differences for which deferred tax were not recognized	325	(166)	(576)
Current year tax losses and benefits for which deferred taxes were not created	(1,910)	(1,740)	(136)
Tax benefit (taxes) in respect to previous years and others	5	(3)	55

Actual Tax benefit (tax on income)	125	287	(215)

D.          Carry forward tax losses:

As of December 31, 2020, Ellomay Capital Ltd had available carry forward tax losses, carry forward capital tax losses and deductions aggregating to approximately €900 thousand, which have no expiration date.

Deferred taxes of Ellomay Capital LTD have not been recognized as the Company's management currently believes that as the Company has a history of losses it is more likely than not that the deferred tax regarding losses carry forward will not be utilized in the foreseeable future.

Deferred taxes are recognized by operating subsidiaries for unused tax losses, tax benefits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized.

E.          Deferred taxes:

				Carry- forward
	Financial	Fixed	Swap	tax
	assets	assets	contract	losses	Total
	€ in thousands
Balance of deferred tax asset (liability)
as at January 1, 2020	(6,972)	(1,294)	678	3,406	(4,182)
Changes recognized in profit or loss	(219)	704	-	(237)	248
Changes recognized due to business combination	-	(919)	-	1,407	488
Changes recognized in other comprehensive income	127	-	(846)	(36)	(755)
Balance of deferred tax asset (liability) as at
December 31, 2020	(7,064)	(1,509)	(168)	4,540	(4,201)

					Carry-
	Financial	Fixed	Long term	Swap	forward tax
	assets	assets	loans	contract	losses	Total
	€ in thousands
Balance of deferred tax asset (liability)
as at January 1, 2019	(6,935)	(1,916)	710	198	4,147	(3,796)
Changes recognized in profit or loss	719	865	(97)	(27)	(418)	1,042
Changes recognized due to sale of operation	-	(243)	(613)	(261)	(555)	(1,672)
Changes recognized in other comprehensive income	(756)	-	-	768	232	244
Balance of deferred tax asset (liability) as at
December 31, 2019	(6,972)	(1,294)	-	678	3,406	(4,182)